Consolidated Statements of Net Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, net
Product sales, net	$ 21,907	$ 21,694	$ 23,065
Cost of goods sold	8,818	7,705	6,990
Gross profit	13,089	13,989	16,075
Expenses
Selling	7,981	8,306	7,935
General and administrative	4,764	4,131	4,193
Research and development	3,081	2,406	2,754
Total expense	15,826	14,843	14,882
Other income:
Other Income	(1,860)	0	(346)
Total Other income	(1,860)	0	(346)
Finance costs:
Finance (income) expense, net	(165)	(65)	206
Foreign exchange loss (gain), net	71	108	(52)
Total Finance costs (income)	(94)	43	154
Net (loss) income before income taxes	(783)	(897)	1,385
Income tax recovery (expense)
Current	(256)	(25)	(20)
Deferred	0	0	0
(Expense) recovery	(256)	(25)	(20)
Net (loss) profit	(1,039)	(922)	1,365
Item that may be reclassified to profit or loss
Exchange differences on translation of foreign subsidiaries:	1,725	(531)	1,182
Comprehensive Income (loss)	$ 686	$ (1,453)	$ 2,547
Earnings (loss) per share
Basic	$ (0.10)	$ (0.09)	$ 0.13
Diluted	$ (0.10)	$ (0.09)	$ 0.13